Other Financial Liabilities at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Financial Liabilities at Fair Value Through Profit or Loss

	Group
	2019 £m	2018 £m
US$30bn Euro Medium Term Note Programme	159	165
Structured Notes Programmes	809	696
Eurobonds	137	129
Structured deposits	435	133
Collateral and associated financial guarantees	173	3,053
Repurchase agreements – non trading	0	2,110

	1,713	6,286

For the Santander UK group, all (2018: all) of the other financial liabilities at fair value through profit or loss were designated as such.